LOANS TO JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2019
LOANS TO JOINT VENTURES [Abstract]
Disclosure Of Detailed Information About Loans Recognized Credit Impaired Lifetime [Table Text Block]
The following table shows the movement in lifetime ECL – credit impaired lifetime ECL that has been recognised for loans to joint venture:

	2019	2018
	US$’000	US$’000
Balance as at 1 January 2019	1,680	10,667
Loss allowance reversed in profit or loss during the year on changes in credit risk	(128)	(2,540)
Amount written off	-	(6,447)
Balance as at 31 December 2019	1,552	1,680